Cover	Apr. 12, 2022
Cover [Abstract]
Entity Registrant Name	DIGITAL LOCATIONS, INC.
Entity Central Index Key	0001407878
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 12, 2022
Entity Address Address Line 1	3700 State Street
Entity Address Address Line 2	Suite 350
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address City Or Town	Santa Barbara
Entity Address State Or Province	CA
Entity Incorporation State Country Code	NV
Entity File Number	000-54817
Entity Address Postal Zip Code	93105
City Area Code	805
Local Phone Number	456-7000
Entity Tax Identification Number	20-5451302